Lease Agreements (Details) - Schedule of financing lease maturities	Mar. 31, 2023 USD ($)
Schedule of Financing Lease Maturities [Abstract]
2024	$ 82,284
2025	45,106
2026	2,368
Total financing lease payments	$ 129,758